Income taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2019
Income taxes [Abstract]
Effective Income Tax Rate Reconciliation
The following table is a reconciliation of the components that caused our provision for income taxes to differ from amounts computed by applying the United States federal statutory rate of 21% for the year ended December 31, 2019:

	Year Ended December 31,
	2019
Statutory U.S. Federal income tax	$(38,760)	21.0%
State income taxes, net	(818)	0.4%
LLC income not taxed	2,376	(1.3%)
Loss on acquisitions	29,051	(15.7%)
Change in valuation allowance	7,892	(4.3%)
Other	259	0.1%
Total provision	$-	0%

Deferred Tax Assets and Liabilities
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

Year Ended December 31,
2019
Deferred income tax assets:
Net operating loss carryforwards	8,503
Stock options	2,493
Other assets	301
Gross deferred tax assets	11,297
Valuation allowance	(7,913)
Net deferred tax asset	3,384
Deferred income liabilities:
Inventory	(137)
Intangibles	(3,247)
Deferred tax assets, net of valuation allowance	-

Valuation Allowance
Year Ended December 31,
2019
Valuation allowance, at beginning of year	$-
Increase in valuation allowance	7,892
Halo Acquisition	21
Valuation allowance, at end of year	$7,913